Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

12. Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are mostly located in Hong Kong and most of the Company’s revenue and expense are derived in Hong Kong. The single segment represents the Company’s core business of providing marine fuel logistics services and one-stop solutions for vessel refueling mainly in Hong Kong. The following table shows the revenue by geographical location of the Company’s revenue for the six months ended June 30, 2025, 2024 and 2023, respectively, where is based on the location at which the marine fuel is delivered to the customer:

	For the six months ended June 30,
	2025	2024	2023
Hong Kong	$41,130,233	$47,565,305	$41,234,601
United Arab Emirates	-	-	1,584,578
Singapore	2,425,442	2,708,284	238,079
Saudi Arabia	-	-	780,000
China	-	-	148,188
Others*	-	-	268,561
Total	$43,555,675	$50,273,589	$44,254,007

*	Others include Netherlands and Kenya.